Short-term Borrowings (Movement of Short-term Borrowings) (Details)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)
SHORT-TERM BORROWINGS [Abstract]
Balance at beginning of year	1,567,887,000	1,668,773,000	$ 0
Add: Current year additions	0	1,656,256,000
Less: Current year repayment	(1,598,299,000)	(1,747,127,000)
Foreign currency translation	30,412,000	(10,015,000)
Balance at end of year	0	1,567,887,000	0
Weighted average short-term borrowings	756,700,000	593,300,000
Weighted average interest rates		4.40%	3.20%